Segment Reporting - Reconciliation of segment operating loss to net loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment reporting
Segment operating loss	$ (45,703)	$ (40,305)
Interest expense	(511)	(688)
Income tax expense	(2,032)	(2,462)
Net loss	$ (48,246)	$ (43,455)